Leases - Right of use assets (Details) - USD ($)	3 Months Ended
	Mar. 31, 2021	Mar. 31, 2020	Dec. 31, 2020
Leases [Abstract]
Right of use assets - operating leases, net of amortization	$ 599,252		$ 687,568
Right of use assets - finance leases, net of depreciation– included in property, plant and equipment	22,716		$ 27,119
Amortization of right-of-use assets	3,400	$ 3,110
Interest expense on lease liabilities	241	320
Finance lease cost	3,641	3,430
Operating lease cost	65,946	61,046
Total lease cost	69,587	64,476
Cash paid for amounts included in the measurement of lease liabilities
Operating cash flows from finance leases	(241)	(320)
Operating cash flows from operating leases	(65,946)	(61,046)
Financing cash flows from finance leases	$ (3,414)	$ (3,344)
Weighted average remaining lease term - finance leases	2 years 226 days 7 hours 12 minutes	3 years 193 days 10 hours 48 minutes
Weighted average remaining lease term - operating leases	2 years 219 days	3 years 94 days 21 hours 36 minutes
Weighted average discount rate- finance leases	3.70%	3.54%
Weighted average discount rate- operating leases	3.58%	3.43%